LONG-TERM DEBT, NET	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
LONG-TERM DEBT, NET
10.	LONG-TERM DEBT, NET
Long-term debt, net consisted of the following:

	December 31,
	2022	2021
Senior Notes
2022 7.000% Studio City Secured Notes, due 2027 (net of unamortized deferred financing costs of $5,134)	$344,866	$—
2021 5.000% Studio City Notes, due 2029 (net of unamortized deferred financing costs and original issue premiums of $4,228 and $4,798, respectively)	1,095,772	1,095,202
2020 6.000% SC Notes, due 2025 (net of unamortized deferred financing costs of $2,692 and $3,658, respectively)	497,308	496,342
2020 6.500% SC Notes, due 2028 (net of unamortized deferred financing costs of $3,598 and $4,186, respectively)	496,402	495,814

Credit Facilities
2016 Studio City Credit Facilities (1)	128	128

	$2,434,476	$2,087,486

Note
(1)
As of December 31, 2022 and 2021, the unamortized deferred financing costs related to the 2016 SC Revolving Credit Facility of the 2016 Studio City Credit Facilities of $333 and $389 are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets, respectively.

(a)	Senior Notes
2022 7.000% Studio City Secured Notes
On February 16, 2022, Studio City Company
Limited (“Studio City Company”), a subsidiary of Studio City International
,
issued $350,000 in aggregate principal amount of 7.000% senior secured notes due February 15, 2027 at an issue price of 100% of the principal amount (the “2022 7.000% Studio City Secured Notes”). The interest on the 2022 7.000% Studio City Secured Notes is accrued at a rate of 7.000%
per annum, payable semi-annually in arrears on February 15 and August 15 of each year and commenced on August 15, 2022. The 2022 7.000% Studio City Secured Notes are senior secured obligations of Studio
City

Company, rank equally in right of payment to all existing and future senior indebtedness of Studio City Company (although any liabilities in respect of obligations under the 2016 Studio City Credit Facilities (as described below) that are secured by common collateral securing the 2022 7.000% Studio City Secured Notes will have priority over the 2022 7.000% Studio City Secured Notes with respect to any proceeds received upon any enforcement action of such common collateral) and rank senior in right of payment to any existing and future subordinated indebtedness of Studio City Company and effectively subordinated to Studio City Company’s existing and future secured indebtedness that is secured by assets that do not secure the 2022 7.000% Studio City Secured Notes, to the extent of the assets securing such indebtedness. The net proceeds from the offering of the 2022 7.000% Studio City Secured Notes will be used to fund the capital expenditures of the remaining development project at Studio City and for general corporate purposes.
Studio City Investments Limited (“Studio City Investments”), the shareholder of Studio City Company, all of its existing subsidiaries (other than Studio City Company) and any other future restricted subsidiaries that provide guarantees of certain specified indebtedness (including the 2016 Studio City Credit Facilities) (the “2022 7.000% Studio City Secured Notes Guarantors”) jointly, severally and unconditionally guarantee the 2022 7.000% Studio City Secured Notes on a senior basis (the “2022 7.000% Studio City Secured Notes Guarantees”). The 2022 7.000% Studio City Secured Notes Guarantees are senior obligations of the 2022 7.000% Studio City Secured Notes Guarantors, rank equally in right of payment to all existing and future senior indebtedness of the 2022 7.000% Studio City Secured Notes Guarantors and rank senior in right of payment to any existing and future subordinated indebtedness of the 2022 7.000% Studio City Secured Notes Guarantors. The 2022 7.000% Studio City Secured Notes Guarantees are pari passu to the 2022 7.000% Studio City Secured Notes Guarantors’ obligations under the 2016 Studio City Credit Facilities, and effectively subordinated to any future secured indebtedness that is secured by assets that do not secure the 2022 7.000% Studio City Secured Notes and the 2022 7.000% Studio City Secured Notes Guarantees, to the extent of the value of the assets.
The 2022 7.000% Studio City Secured Notes are secured, on an equal basis with the 2016 Studio City Credit Facilities, by substantially all of the material assets of Studio City Investments and its subsidiaries (although obligations under the 2016 Studio City Credit Facilities that are secured by the common collateral securing the 2022 7.000% Studio City Secured Notes will have priority over the 2022 7.000% Studio City Secured Notes with respect to any proceeds received upon any enforcement action of such common collateral); in addition, in line with the 2016 Studio City Credit Facilities, the 2022 7.000% Studio City Secured Notes are also secured by certain specified bank accounts.
At any time prior to February 15, 2024, Studio City Company has the options i) to redeem all or a portion of the 2022 7.000% Studio City Secured Notes at a “make-whole” redemption price; and ii) to redeem up to 35%
of the 2022 7.000% Studio City Secured Notes with the net cash proceeds of certain equity offerings at a fixed redemption price. Thereafter, Studio City Company has the option to redeem all or a portion of the 2022 7.000% Studio City Secured Notes at any time at fixed redemption prices that decline ratably over time. Further, under certain circumstances and subject to certain exceptions as more fully described in the indenture governing the 2022 7.000% Studio City Secured Notes, Studio City Company also has the option to redeem in whole, but not in part the 2022 7.000% Studio City Secured Notes at fixed redemption prices. In certain events that relate to a change of control or a termination of the gaming concession of Melco Resorts Macau and subject to certain exceptions as more fully described in the indenture governing the 2022 7.000% Studio City Secured Notes, each holder of the 2022 7.000% Studio City Secured Notes will have the right to require Studio City Company to repurchase all or any part of such holder’s 2022 7.000% Studio City Secured Notes at a fixed redemption price.
The indenture governing the 2022 7.000% Studio City Secured Notes contains certain covenants that, subject to certain exceptions and conditions, limit the ability of Studio City Company, Studio City Investments and their respective restricted subsidiaries to, among other things: (i) incur or guarantee additional indebtedness and issue certain preferred stock; (ii) make specified restricted payments and investments; (iii) prepay or redeem subordinated debt or equity; (iv) issue or sell capital stock; (v) transfer, lease or sell assets; (vi) create or incur certain liens; (vii) impair the security interests in the collateral; (viii) enter into agreements that restrict the restricted subsidiaries’ ability to pay dividends, transfer assets or make intercompany loans; (ix) change the nature of the business of the relevant group; (x) enter into transactions with shareholders or affiliates; and (xi) effect a consolidation or merger. The indenture governing the 2022 7.000% Studio City Secured Notes also contains conditions and events of default customary for such financings.
There are provisions under the indenture governing the 2022 7.000% Studio City Secured Notes that limit or prohibit certain payments of dividends and other distributions by Studio City Company, Studio City Investments and their respective restricted subsidiaries to companies or persons who are not Studio City Company, Studio City Investments and their respective restricted subsidiaries, subject to certain exceptions and conditions. As of December 31, 2022, the net assets of Studio City Investments and its restricted subsidiaries of approximately $821,000 were restricted from being distributed under the terms of the 2022 7.000% Studio City Secured Notes.
2021 5.000% Studio City Notes
On January 14, 2021, Studio City Finance
Limited (“Studio City Finance”), a subsidiary of Studio City International
,
issued $750,000 in aggregate principal amount of 5.000% senior notes due January 15, 2029 at an issue price of 100% of the principal amount (the “First 2021 5.000% Studio City Notes”); and on May 20, 2021, Studio City Finance further issued $350,000 in aggregate principal amount of
5.000
% senior notes due January 15, 2029 at an issue price of 101.50% of the principal amount (the “Additional 2021
5.000
% Studio City Notes” and together with the First 2021 5.000% Studio City Notes, the “2021
5.000
% Studio City Notes”). The Additional 2021
5.000
% Studio City Notes are consolidated and form a single series with the First 2021
5.000
% Studio City Notes. The interest on the 2021
5.000
% Studio City Notes is accrued at a rate of 5.000%
per annum, payable semi-annually in arrears on January 15 and July 15 of each year and commenced on July 15, 2021. The 2021
5.000
% Studio City Notes are general obligations of Studio City Finance, rank equally in right of payment to all existing and future senior indebtedness of Studio City Finance, rank senior in right of payment to any existing and future subordinated indebtedness of Studio City Finance and are effectively subordinated to all of Studio City Finance’s existing and future secured indebtedness to the extent of the value of the property and assets securing such indebtedness.
The net proceeds from the offering of the 2021 5.000% Studio City Notes were partially used to fund the conditional tender offer and the remaining outstanding balance with accrued interest of previous senior notes of Studio City Finance in February 2021; and with the remaining balance to partially fund the capital expenditures of the remaining development project at Studio City and for general corporate purposes.

All of the existing subsidiaries of Studio City Finance and any other future restricted subsidiaries that provide guarantees of certain specified indebtedness (including the 2016 Studio City Credit Facilities as described below) (the “2021 5.000% Studio City Notes Guarantors”) jointly, severally and unconditionally guarantee the 2021 5.000% Studio City Notes on a senior basis (the “2021 5.000% Studio City Notes Guarantees”). The 2021 5.000% Studio City Notes Guarantees are general obligations of the 2021 5.000% Studio City Notes Guarantors, rank equally in right of payment to all existing and future senior indebtedness of the 2021 5.000% Studio City Notes Guarantors and rank senior in right of payment to any existing and future subordinated indebtedness of the 2021 5.000% Studio City Notes Guarantors. The 2021 5.000% Studio City Notes Guarantees are effectively subordinated to the 2021 5.000% Studio City Notes Guarantors’ obligations under all existing and any future secured indebtedness to the extent of the value of such property and assets securing such indebtedness.
At any time prior to January 15, 2024, Studio City Finance has the options i) to redeem all or a portion of the 2021 5.000% Studio City Notes at a “make-whole” redemption price; and ii) to redeem up to 35% of the 2021 5.000% Studio City Notes with the net cash proceeds of certain equity offerings at a fixed redemption price. Thereafter, Studio City Finance has the option to redeem all or a portion of the 2021 5.000% Studio City Notes at any time at fixed redemption prices that decline ratably over time. Further, under certain circumstances and subject to certain exceptions as more fully described in the indenture governing the 2021 5.000% Studio City Notes, Studio City Finance also has the option to redeem in whole, but not in part the 2021 5.000% Studio City Notes at fixed redemption prices. In certain events that relate to a change of control or a termination of the gaming concession of Melco Resorts Macau and subject to certain exceptions as more fully described in the indenture governing the 2021 5.000% Studio City Notes, each holder of the 2021 5.000% Studio City Notes will have the right to require Studio City Finance to repurchase all or any part of such holder’s 2021 5.000% Studio City Notes at a fixed redemption price.
The indenture governing the 2021 5.000% Studio City Notes contains certain covenants that, subject to certain exceptions and conditions, limit the ability of Studio City Finance and its restricted subsidiaries to, among other things: (i) incur or guarantee additional indebtedness; (ii) make specified restricted payments; (iii) issue or sell capital stock; (iv) sell assets; (v) create liens; (vi) enter into agreements that restrict the restricted subsidiaries’ ability to pay dividends, transfer assets or make intercompany loans; (vii) enter into transactions with shareholders or affiliates; and (viii) effect a consolidation or merger. The indenture governing the 2021 5.000% Studio City Notes also contains conditions and events of default customary for such financings.
There are provisions under the indenture governing the 2021 5.000% Studio City Notes that limit or prohibit certain payments of dividends and other distributions by Studio City Finance and its restricted subsidiaries to companies or persons who are not Studio City Finance or restricted subsidiaries of Studio City Finance, subject to certain exceptions and conditions. As of December 31, 2022, the net assets of Studio City Finance and its restricted subsidiaries of approximately $887,000 were restricted from being distributed under the terms of the 2021 5.000% Studio City Notes.

2020 Studio City Notes
On July 15, 2020, Studio City Finance issued $500,000 in aggregate principal amount of 6.000% senior notes due July 15, 2025 at an issue price of 100% of the principal amount (the “2020 6.000% SC Notes”) and $500,000 in aggregate principal amount of 6.500% senior notes due
January 15, 2028 at an issue price of 100% of the principal amount (the “2020 6.500% SC Notes” and together with 2020 6.000% SC Notes, the “2020 Studio City Notes”). The interest on the 2020 6.000% SC Notes and 2020 6.500% SC Notes is accrued at a rate of 6.000% and 6.500% per annum, respectively, payable semi-annually in arrears on January 15 and July 15 of each year and commenced on January 15, 2021. The 2020 Studio City Notes are general obligations of Studio City Finance, rank equally in right of payment to all existing and future senior indebtedness of Studio City Finance, rank senior in right of payment to any existing and future subordinated indebtedness of Studio City Finance and are effectively subordinated to all of Studio City Finance’s existing and future secured indebtedness to the extent of the value of the property and assets securing such indebtedness.
The net proceeds from the offering of the 2020 Studio City Notes were partially used to redeem in full the previous senior secured notes of Studio City Company with accrued interest and redemption premium in August 2020 and with the remaining amount used for the capital expenditures of the remaining development project at Studio City.
All of the existing subsidiaries of Studio City Finance and any other future restricted subsidiaries that provide guarantees of certain specified indebtedness (including the 2016 Studio City Credit Facilities) (the “2020 Studio City Notes Guarantors”) jointly, severally and unconditionally guarantee the 2020 Studio City Notes on a senior basis (the “2020 Studio City Notes Guarantees”). The 2020 Studio City Notes Guarantees are general obligations of the 2020 Studio City Notes Guarantors, rank equally in right of payment to all existing and future senior indebtedness of the 2020 Studio City Notes Guarantors and rank senior in right of payment to any existing and future subordinated indebtedness of the 2020 Studio City Notes Guarantors. The 2020 Studio City Notes Guarantees are effectively subordinated to the 2020 Studio City Notes Guarantors’ obligations under all existing and any future secured indebtedness to the extent of the value of such property and assets securing such indebtedness.
At any time prior to July 15, 2022, Studio City Finance ha
d
 the options i) to redeem all or a portion of the 2020 6.000% SC Notes at a “make-whole” redemption price; and ii) to redeem up to 35% of the 2020 6.000% SC Notes with the net cash proceeds of certain equity offerings at a fixed redemption price. Thereafter, Studio City Finance has the option to redeem all or a portion of the 2020 6.000% SC Notes at any time at fixed redemption prices that decline ratably over time. At any time prior to July 15, 2023, Studio City Finance has the options i) to redeem all or a portion of the 2020 6.500% SC Notes at a “make-whole” redemption price; and ii) to redeem up to 35% of the 2020 6.500% SC Notes with the net cash proceeds of certain equity offerings at a fixed redemption price. Thereafter, Studio City Finance has the option to redeem all or a portion of the 2020 6.500% SC Notes at any time at fixed redemption prices that decline ratably over time. Further, under certain circumstances and subject to certain exceptions as more fully described in the indenture governing the 2020 Studio City Notes, Studio City Finance also has the option to redeem in whole, but not in part the 2020 Studio City Notes at fixed redemption prices. In certain events that relate to a change of control or a termination of the gaming concession of Melco Resorts Macau and subject to certain exceptions as more fully described in the indenture governing the 2020 Studio City Notes, each holder of the 2020 Studio City Notes will have the right to require Studio City Finance to repurchase all or any part of such holder’s 2020 Studio City Notes at a fixed redemption price.

The indenture governing the 2020 Studio City Notes contains certain covenants that, subject to certain exceptions and conditions, limit the ability of Studio City Finance and its restricted subsidiaries to, among other things: (i) incur or guarantee additional indebtedness; (ii) make specified restricted payments; (iii) issue or sell capital stock; (iv) sell assets; (v) create liens; (vi) enter into agreements that restrict the restricted subsidiaries’ ability to pay dividends, transfer assets or make intercompany loans; (vii) enter into transactions with shareholders or affiliates; and (viii) effect a consolidation or merger. The indenture governing the 2020 Studio City Notes also contains conditions and events of default customary for such financings.
There are provisions under the indenture governing the 2020 Studio City Notes that limit or prohibit certain payments of dividends and other distributions by Studio City Finance and its restricted subsidiaries to companies or persons who are not Studio City Finance or restricted subsidiaries of Studio City Finance, subject to certain exceptions and conditions. As of December 31, 2022, the net assets of Studio City Finance and its restricted subsidiaries of approximately $887,000 were restricted from being distributed under the terms of the 2020 Studio City
Notes.

(b)	Credit Facilities
2016 Studio City Credit Facilities
On November 30, 2016, Studio City Company (the “Studio City Borrower”) amended and restated the Studio City Borrower’s prior senior secured credit facilities agreement from HK$10,855,880 (equivalent to $1,395,357) to a HK$234,000 (equivalent to $30,077) senior secured credit facilities agreement (the “2016 Studio City Credit Facilities”), comprising a HK$1,000 (equivalent to $129) term loan facility (the “2016 SC Term Loan Facility”) and a HK$233,000 (equivalent to $29,948) revolving credit facility (the “2016 SC Revolving Credit Facility”). As of December 31, 2022, the outstanding principal amount of the 2016 SC Term Loan Facility and the 2016 SC Revolving Credit Facility were HK$1,000 (equivalent to $128) and nil, respectively, and the available unused borrowing capacity under the 2016 SC Revolving Credit Facility was HK$233,000 (equivalent to $29,835).
On March 15, 2021, Studio City Company amended the terms of the 2016 Studio City Credit Facilities, including the extension of the maturity date for the 2016 SC Term Loan Facility and the 2016 SC Revolving Credit Facility from November 30, 2021 to January 15, 2028 (the “Extended Maturity Date”). The 2016 SC Term Loan Facility shall be repaid at the Extended Maturity Date with no interim amortization payments. The 2016 SC Revolving Credit Facility is available up to the date that is one month prior to the 2016 SC Revolving Credit Facility’s Extended Maturity Date. Changes have also been made to the covenants in order to align them with those of certain other financings at Studio City Finance, including amending the threshold sizes and measurement dates of the covenants.
The 2016 SC Term Loan Facility is collateralized by cash of HK$1,012 (equivalent to $130).
The Studio City Borrower is subject to mandatory prepayment requirements in respect of various amounts of the 2016 SC Revolving Credit Facility as specified in the 2016 Studio City Credit Facilities; in the event of the disposal of all or substantially all of the business and assets of the Studio City borrowing group which includes the Studio City Borrower and certain of its subsidiaries as defined under the
2016 Studio City Credit Facilities (the “2016 Studio City Borrowing Group”), the 2016 Studio City Credit Facilities are

2016 Studio City Credit Facilities
 - continued

required

to be repaid in full. In the event of a change of control, the Studio City Borrower may be required, at the election of any lender under the 2016 Studio City Credit Facilities, to repay such lender in full (other than the principal amount of the 2016 SC Term Loan Facility).
The indebtedness under the 2016 Studio City Credit Facilities is guaranteed by Studio City Investments and its subsidiaries (other than the Studio City Borrower). Security for the 2016 Studio City Credit Facilities includes a first-priority mortgage over any rights under the land concession contract of Studio City and an assignment of certain leases or rights to use agreements; as well as other customary security. The 2016 Studio City Credit Facilities contain certain affirmative and negative covenants customary for such financings, as well as affirmative, negative and financial covenants aligned with those of certain other financings at Studio City Finance. Certain specified bank accounts of Melco Resorts Macau are pledged under 2016 Studio City Credit Facilities and related finance documents. The 2016 Studio City Credit Facilities are secured by substantially all of the material assets of Studio City Investments and its subsidiaries.
The 2016 Studio City Credit Facilities contain certain covenants that, subject to certain exceptions and conditions, limit the ability of Studio City Company, Studio City Investments and their respective restricted subsidiaries to, among other things: (i) incur or guarantee additional indebtedness and issue certain preferred stock; (ii) make specified restricted payments and investments; (iii) prepay or redeem subordinated debt or equity; (iv) issue or sell capital stock; (v) transfer, lease or sell assets; (vi) create or incur certain liens; (vii) impair the security interests in the collateral; (viii) enter into agreements that restrict the restricted subsidiaries’ ability to pay dividends, transfer assets or make intercompany loans; (ix) change the nature of the business of the relevant group; (x) enter into transactions with shareholders or affiliates; and (xi) effect a consolidation or merger. The 2016 Studio City Credit Facilities also contain conditions and events of default customary for such financings.
In addition, modification, expiry, or termination of the gaming concession of Melco Resorts Macau in circumstances that have a material adverse effect on the 2016 Studio City Borrowing Group (as a whole) will allow lenders to elect for the mandatory prepayment of all outstanding loan amounts.
There are provisions that limit certain payments of dividends and other distributions by the 2016 Studio City Borrowing Group to companies or persons who are not members of the 2016 Studio City Borrowing Group. As of December 31, 2022, the net assets of Studio City Investments and its restricted subsidiaries of approximately $821,000 were restricted from being distributed under the terms of the 2016 Studio City Credit Facilities.
Borrowings under the 2016 Studio City Credit Facilities bear interest at the Hong Kong Interbank Offered Rate plus a margin of 4% per annum. The Studio City Borrower may select an interest period for borrowings under the 2016 Studio City Credit Facilities ranging from one to six months or any other agreed period. The Studio City Borrower is obligated to pay a commitment fee on the undrawn amount of the 2016 SC Revolving Credit Facility and recognized loan commitment fees of $417, $419 and $421 during the years ended December 31, 2022, 2021 and 2020, respectively.

(c)	Borrowing Rates and Scheduled Maturities of Long-term Debt
During the years ended December 31, 2022, 2021 and 2020, the Company’s average borrowing rates were approximately 5.77%, 5.69% and 6.98% per annum, respectively.
Scheduled maturities of the long-term debt (excluding unamortized deferred financing costs and original issue premiums) as of December 31, 2022 are as follows:

Year ending December 31,
2023	$—
2024	—
2025	500,000
2026	—
2027	350,000
Over 2027	1,600,128

$2,450,128